Prepaid expenses - Summary of Prepaid Expenses (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prepayments [Line Items]
Personnel		$ 948	$ 1,322
Suppliers	[1]	2,710	6,245
Other		698	687
Total		4,356	8,254
Current		4,152	7,911
Non-Current		$ 204	$ 343

[1]	Refers mainly to advances payment to hosting and software suppliers.